Non-controlling interests	12 Months Ended
Dec. 31, 2014
Non-controlling interests [Abstract]
Non-controlling interest

25. Non-controlling interests

As of December 31, 2013 and 2014, the non-controlling interests consisted of the following:

	Ownership	December 31, 2013	December 31, 2014
		US$	US$
Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	10%	-	19,392
Kunming Huaxia Xinyuan Real Estate Co., Ltd.	20%	-	48